Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate explanatory [Table Text Block]
—	Capital works in progress	-	not depreciated
—	Mining properties	-	unit-of-production
—	Mining assets	-	unit-of-production
—	Plant and Equipment
—	Equipment	-	straight-line over 1 to 21 years
—	Other plant assets	-	straight-line over 1 to 21 years / unit of production